Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
D
A
TES
ADMINISTR
A
TOR
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Oct 1
1, 2024
Sep
12,
2024
Nov
13,
2024
Sep 30, 2024
Oct 07, 2024
First Payment Date:
Closing Date:
Rated Final Distribution Date::
Apr 1
1, 2014
Mar 20, 2014
Mar 1
1, 2047
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S La Salle St
T
ABLE OF CONTENTS
Chicago, IL 60603
Payment Detail
Payment Detail (Exchange Certificates)
Factor Detail
Principal Detail
Interest Detail
Reconciliation of Funds
Additional Reconciliation Detail
Interest Adjustment Reconciliation
Appraisal Reduction Report
Loan Level Detail
Historical Loan Modification Report
REO Status Report
REO Additional Detail
Material Breaches and Document Defects
Mortgage Loan Characteristics
Historical Delinquency & Liquidation (Stated)
Delinquency Summary Report
Historical Liquidation Loss Loan Detail
Bond/Collateral Realized Loss Reconciliation
Additional Loan Detail
Investor Notice
Page
1
Page
2
Page
3
Page
4
Page
5
Page
6
Page
7
Page
8
Page
9
Page
10
Page
13
Page
14
Page
15
Page
16
Page
17
Page
21
Page
22
Page
23
Page
24
Page
25
Page
26
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
P
ARTIES TO THE TRANSACTION
Mortgage Loan Seller:
Bancorp Bank
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Situs Holdings, LLC
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
PA
YMENT DE
T
AIL
Effective
Pass-Through
Class
Rate
A-1
1.199000%
A-2
2.790000%
A-3
3.753000%
A-4
4.023000%
A-AB
3.552000%
X-A
0.000000%
X-B
0.021750%
X-C
0.500000%
X-D
1.161750%
A-S
4.345000%
B
4.805000%
C
4.826750%
D
4.826750%
E
4.326750%
F
3.665000%
G
3.665000%
R
0.000000%
PEZ
N/A
Original
Balance
49,387,000.00
125,716,000.00
215,000,000.00
246,848,000.00
74,468,000.00
777,479,000.00
50,816,000.00
21,596,000.00
60,979,707.00
66,060,000.00
50,816,000.00
50,816,000.00
54,627,000.00
21,596,000.00
11,434,000.00
49,545,707.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
0.00
Exchangeable
Percent
Outstanding
0.00%
0.00%
0.00%
Totals:
1,016,313,707.00
30,000,000.00
0.00
0.00
0.00
0.00
30,000,000.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
PA
YMENT DE
T
AIL (EXCHANGE CERTIFIC
A
TES)
Pass-Through
Class
Rate
A-S
4.345000%
B
4.805000%
C
4.826750%
PEZ
N/A
Original
Balance
0.00
0.00
0.00
0.00
Beginning
Balance
0.00
0.00
0.00
0.00
Principal
Distribution
0.00
0.00
0.00
0.00
Interest
Distribution
0.00
0.00
0.00
0.00
Total
Distribution
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
Percent
Exchanged
100.00%
100.00%
100.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
F
ACTOR DE
T
AIL
Class
Cusip
A-1
17322AAA0
A-2
17322AAB8
A-3
17322AAC6
A-4
17322AAD4
A-AB
17322AAE2
X-A
17322AAJ1
X-B
17322AAK8
X-C
17322AAV4
X-D
17322AAX0
A-S
17322AAF9
B
17322AAG7
C
17322AAH5
D
17322AAM4
E
17322AAP7
F
17322AAR3
G
17322AAT9
R
17322AAZ5
PEZ
17322AAL6
Beginning
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
491.96694238
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
605.50150188
0.00000000
0.00000000
Principal
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Interest
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Total
Distribution
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Realized
Loss
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
Ending
Balance
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
491.96694238
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
605.50150188
0.00000000
0.00000000

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
PRINCI
P
AL DE
T
AIL
Class
A-1
A-2
A-3
A-4
A-AB
A-S
B
C
D
E
F
G
PEZ
Totals:
Beginning
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
30,000,000.00
Scheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Unscheduled
Principal
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Operating
Advisor
Expenses
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Ending
Balance
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
30,000,000.00
0.00
30,000,000.00
Cumulative
Realized
Loss
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
11,721,217.62
0.00
11,721,217.62

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
INTEREST DE
T
AIL
Accrued
Certificate
Class
Interest
A-1
0.00
A-2
0.00
A-3
0.00
A-4
0.00
A-AB
0.00
X-A
0.00
X-B
0.00
X-C
0.00
X-D
29,043.75
A-S
0.00
B
0.00
C
0.00
D
0.00
E
0.00
F
0.00
G
91,625.00
R
0.00
PEZ
0.00
Net Prepay
Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Interest
Adjustment
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Current
Interest
Shortfalls
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
29,043.75
0.00
0.00
0.00
0.00
0.00
0.00
91,625.00
0.00
0.00
Yield
Maintenance
Charges
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest
Distribution
Amount
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Cumulative
Unpaid Interest
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
62,242.78
0.00
0.00
0.00
0.00
0.00
0.00
190,027.68
0.00
0.00
Totals:
120,668.75
0.00
0.00
120,668.75
0.00
0.00
252,270.46

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
RECONCILI
A
TION OF FUNDS
Funds Collection
Interest
Scheduled Interest
0.00
Funds Distribution
Fees
Master Servicing Fee
0.00
Interest Adjustments
0.00
Deferred Interest
0.00
Net Prepayment Shortfall
0.00
Net Prepayment Interest Excess
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Interest Collections
0.00
Principal
Scheduled Principal
0.00
Unscheduled Principal
0.00
Principal Adjustments
0.00
Principal Collections
0.00
Other
Yield Maintenance
0.00
Prepayment Premium
0.00
Other Collections
0.00
Total Collections
0.00
Trustee/Certificate Administrator Fees
0.00
Operating Advisor Fee
0.00
Total Special Servicing Fees Collected:
0.00
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
0.00
CCRE Strip
0.00
Miscellaneous Fee
0.00
Fee Distributions
0.00
Additional Trust Fund Expenses
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Additional Trust Fund Expenses
0.00
Payments to Certificateholders
Interest Distribution
0.00
Principal Distribution
0.00
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
0.00
Total Distribution
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
ADDITIONAL RECONCILI
A
TION DE
T
AIL
Stated Principal Balance
P&I Advances:
Beginning
30,000,000.00
Ending pool Factor
Ending
30,000,000.00
0.029518
P & I Advances
Miscellaneous Advances
Outstanding P & I Advances
Total
Not Provided
Not Provided
124,775.00
Ending Loan Count
Weighted Average Remaining Term to Maturity
Weighted Average Mortgage Rate
Controlling Class:
1
1
4.8400000%
G
Disclosable Special Servicer Fees
Commission
Brokerage Fee
Rebate
Shared Fee
Other
Excess Liquidation Proceeds Account
Beg Balance
0.00
0.00
0.00
0.00
0.00
0.00
(Withdraw)/Dep
0.00
End Balance
0.00
Controlling Class Representative:
CCRE Strip for the Distribution Date
Prime Finance CMBS B-Piece Holdco VII, L.P
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
INTEREST ADJUSTMENT RECONCILI
A
TION
Current Ending
Scheduled
Loan ID
Balance
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Reimbursement of
Advances to Servicer
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
7
Count:
Totals:
30,000,000.00
0.00
0.00
1
30,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
120,706.25
0.00
120,706.25
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
120,706.25
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
APPRAISAL REDUCTION REPORT
Loan ID
Property Name
7
Paid Through
Date
07/06/2024
ARA (Appraisal
Reduction Amount)
3,901,899.45
ARA Date
07/08/2024
Most Recent Value
20,900,000.00
Most Recent
Valuation Date
03/26/2024
Most Recent Net
ASER Amount
0.00
Cumulative ASER
Amount
0.00
Count:
1
Totals:
3,901,899.45
20,900,000.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
1
V
arious
2
Mixed Use
2A
Mixed Use
3
Office
3A
Office
4
Multifamily
5
Mixed Use
6
V
arious
01/06/24
AZ
01/01/24
AZ
01/01/24
P
A
12/06/18
P
A
12/06/18
MI
12/06/23
GA
02/06/24
03/06/24
05/14/18
02/26/24
02/26/24
09/06/18
09/06/18
09/06/23
1
1/06/23
03/06/24
7
Retail
01/18/24
NY
01/06/24
N
30,000,000.00
4.840
0.00
0.00
07/06/24
0.00
5
0.00
0.00
0.85
12/31/22
8
Office
9
Multifamily
10
Office
1
1
Office
12
Various
13
Retail
14
Mobile Home
15
Multifamily
16
Retail
17
Retail
18
Multifamily
19
Retail
20
Office
21
Various
22
Mixed Use
23
Various
24
Multifamily
25
Multifamily
26
Retail
27
Mixed Use
28
Office
29
Retail
30
Mixed Use
31
Lodging
32
Retail
33
Mixed Use
34
Various
35
Mixed Use
36
Retail
37
Multifamily
38
Retail
39
V
arious
NY
01/06/24
NY
02/06/24
IL
02/06/24
CA
03/06/24
02/06/19
NY
01/06/24
MI
01/06/24
TX
12/06/23
TX
02/06/24
AZ
01/06/24
IN
01/06/24
AL
01/01/24
TX
01/06/24
02/06/24
CA
02/06/24
01/06/24
KY
01/01/24
CA
12/06/23
MS
02/06/24
UT
12/05/23
GA
01/06/24
P
A
02/06/24
CA
12/06/23
GA
12/06/23
FL
01/06/19
WA
02/05/19
01/06/19
NY
01/06/24
TX
01/06/24
TX
1
1/06/23
TX
01/06/24
01/06/24
01/05/24
03/06/24
02/01/24
12/06/23
12/06/18
10/06/23
10/06/23
09/06/23
02/05/24
01/05/24
1
1/28/23
06/06/24
04/05/24
1
1/06/23
01/05/24
06/17/22
09/29/23
09/06/23
1
1/06/23
12/05/23
09/06/23
02/06/24
10/06/23
12/06/23
12/05/18
01/31/19
07/15/16
06/25/21
12/05/23
08/04/23
10/06/23
01/05/24

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
40
Retail
41
Retail
42
Multifamily
43
Retail
44
Retail
45
Various
46
Multifamily
47
Mobile Home
48
Multifamily
49
Lodging
50
Multifamily
51
Retail
52
Retail
53
Multifamily
54
Multifamily
55
Multifamily
56
Office
57
Multifamily
58
Retail
59
Multifamily
60
Retail
61
Retail
62
Retail
63
Retail
64
Office
65
Retail
66
Retail
67
Multifamily
68
Multifamily
69
Multifamily
70
Retail
71
Self Storage
72
Retail
73
Multifamily
74
Various
75
Various
76
Self Storage
77
Retail
78
Multifamily
CA
01/06/24
CA
01/05/24
V
A
01/06/24
CA
01/05/24
GA
02/06/24
02/06/24
FL
02/06/19
IL
03/06/24
TX
02/06/24
CO
03/05/24
AZ
01/01/24
LA
01/05/24
V
A
01/06/19
NC
01/05/24
FL
01/01/24
IL
02/06/24
CA
12/06/23
IL
01/06/24
CA
01/05/24
FL
02/06/24
MD
02/06/24
CO
12/06/23
DE
02/05/24
IN
12/06/23
TX
01/01/24
IL
02/06/24
TX
12/06/23
TX
12/06/23
OR
01/06/24
TX
02/05/24
SC
02/05/24
AZ
01/05/24
TX
01/01/24
SC
12/06/23
01/06/24
01/06/24
V
A
01/05/24
GA
02/06/24
MI
12/06/23
10/06/23
12/21/23
06/04/20
12/01/23
02/06/24
1
1/06/23
12/06/18
03/05/24
1
1/06/23
03/05/24
12/29/23
12/06/23
1
1/28/18
10/05/23
01/08/24
01/29/24
12/06/23
12/22/23
01/04/24
1
1/06/23
02/06/24
12/06/23
1
1/06/23
08/22/23
09/29/23
02/06/24
10/30/23
10/27/16
1
1/06/23
02/05/24
02/02/24
01/05/24
09/29/23
12/06/23
10/06/23
01/05/24
01/08/24
1
1/30/23
12/06/23
Count:
80
Totals:
30,000,000.00
0.00
0.00
0.00
0.00
0.00

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
LOAN LEVEL DE
T
AIL
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat
Date
Am
Balance
Rate
P&I
Adj
Date
Thru
Premium
Status **
Payment
Charges
DSCR
Stmnt
* If State field is blank or ’XX’, loan has properties in multiple states.
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
HISTORICAL LOAN MODIFIC
A
TION REPORT
Ending
Scheduled
Loan ID
Balance
Ending
Unpaid
Balance
Comments

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
REO S
TA
TUS REPORT
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
Appraisal
Total Exposure
Appraisal Value
Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
Type *
19
AL
Count:
1
Montgomery
Retail
Totals:
13,500,000.00
13,500,000.00
0.00
1
1/10/2022
0.00
0.00
0.00
0.00
0.00
0.00
3
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
ADDITIONAL RECONCILI
A
TION DE
T
AIL
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

30M to 34.9M
4
.
750%
-
4
.
990%
Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
100
Count
30M to 34.9M
1
Balance ($)
$30,000,000.00
%
100.00%
80
Total
1
$30,000,000.00
100.00%
60
40
20
0
Gross Rate
100
4.750% - 4.990%
Total
Count
Balance ($)
%
1
$30,000,000.00
100.00%
1
$30,000,000.00
100.00%
80
60
40
Total Weighted Average Rate: 4.84%
20
0

NEW YORK
Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
MORTGAGE LOAN CHARACTERISTICS
Geographic Distribution by State
Count
Balance ($)
%
NEW YORK
Total
1
$30,000,000.00
100.00%
1
$30,000,000.00
100.00%
100
80
60
40
20
0
Property
T
ype
Count
Balance ($)
%
Retail
1
Total
1
$30,000,000.00
100.00%
$30,000,000.00
100.00%
Retail
100.0%
Total:
100.0%
Retail
100

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
MORTGAGE LOAN CHARACTERISTICS
Seasoning
100
Months
Count
Balance ($)
%
80
129 - 131
1
Total
1
Total Weighted Average Seasoning: 129
$30,000,000.00
100.00%
$30,000,000.00
100.00%
60
40
20
0
129 - 131
Remaining
T
erm to Maturity
100
Months
Count
Balance ($)
%
80
0 - 2
Total
1
$30,000,000.00
100.00%
1
$30,000,000.00
100.00%
60
Total Weighted Average Remaining Months: 1
40
20
0
0 - 2

1.000 - 1.490
Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
MORTGAGE LOAN CHARACTERISTICS
DSCR
100
Count
Balance ($)
%
80
1.000 - 1.490
1
Total
1
Total Weighted Average DSCR: 1.19
$30,000,000.00
100.00%
$30,000,000.00
100.00%
60
40
20
0
Amortization
T
ype
Count
Balance ($)
%
IO Maturity Balloon
Total
1
$30,000,000.00
100.00%
1
$30,000,000.00
100.00%
IO Maturity Balloon
100.00%
Total:
100.00%
IO Maturity Balloon
100.00%

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Oct 2024
0
0.00
0.0
%
1
30,000,000.00
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Sep 2024
0
0.00
0.0
%
0
0.00
0.0
%
1
30,000,000.00
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
Aug 2024
0
Jul 2024
0
0.00
0.0
%
1
0.00
0.0
%
1
30,000,000.00
100.0
%
0
30,000,000.00
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0%
0.00
0.0%
Jun 2024
1
30,000,000.00
100.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
1
1,107,231.52
37.0%
May 2024
1
30,000,000.00
73.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
1
1,107,231.52
27.0
%
0
0.00
0.0%
Apr 2024
0
Mar 2024
0
0.00
0.0
%
1
0.00
0.0
%
1
30,000,000.00
72.9
%
0
30,000,000.00
57.7
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
1
1,133,017.90
27.1
%
1
1
1,157,052.26
21.4
%
6
10,873,966.13
26.4%
130,741,434.26
251.3%
Feb 2024
1
30,000,000.00
16.4
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
1
1,184,261.56
6.1
%
9
69,134,333.99
37.8%
Jan 2024
0
Dec 2023
0
Nov 2023
0
Oct 2023
0
Sep 2023
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
0.00
0.0
%
1
1
1,208,062.67
1
1,231,755.45
1
1,256,993.23
1
1,280,463.29
1
1,305,486.49
4.4
%
12
3.3
%
12
2.7
%
9
2.3
%
10
2.0
%
5
84,984,032.66
33.7%
82,495,868.65
24.4%
75,569,593.12
18.0%
75,698,592.47
15.2%
76,212,408.14
13.3%
Aug 2023
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
0
0.00
0.0
%
1
1
1,328,735.83
1.7
%
1
6,755,004.14
1.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
Delinquency Summary Report
Group 1
Delinquent
Loan Count
Current
0
30 - 59 days
1
60 - 89 days
0
90 - 120 days
0
121 + days
TOTAL
0
1
Bankruptcy
Foreclosure
REO
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
0.00
30,000,000.00
0.00%
100.00%
0.00
30,000,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
30,000,000.00
0.00%
100.00%
0.00
30,000,000.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
30 - 59 days
Current
0.0%
Actual Bal
TOTAL
Loan Count
Sched Bal
0.00
0.00
0.00
0
1
0
0.00
30,000,000.00
0.00
0.00
0.00
0
0
0.00
0.00
0.00
1
30,000,000.00
30 - 59 days
100.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Percentage*
Actual Bal
0.00%
100.00%
0.00%
0.00
30,000,000.00
0.00
0.00%
0.00%
0.00
0.00
100.00%
Total:
100.0%
30,000,000.00
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
Loan ID
19
35
Liquidation
Month
Jun 2024
Jul 2021
Liquidation /
Prepayment
Code *
3
3
Current Beginning
Scheduled Balance
1
1,107,231.52
7,951,404.74
Most Recent Value **
6,200,000.00
14,000,000.00
Net Proceeds Received
on Liquidation
4,231,090.94
6,828,051.46
Liquidation Expense
482,188.99
266,437.49
Net Proceeds Available
for Distribution
3,748,901.95
6,561,613.97
Realized Loss to Trust
7,358,329.57
1,389,790.77
Count:
2
Totals:
19,058,636.26
20,200,000.00
1
1,059,142.40
748,626.48
10,310,515.92
8,748,120.34
* Liquidation / Prepayment Code: 1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer,
Most Recent V
alue is as of cutoff
.

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
Loan ID
19
19
35
35
Loan Count:
Period
Jun 2024
Jul 2024
Jul 2021
Nov 2021
2
Beginning
Balance of the
Loan at
Liquidation
1
1,107,231.52
7,951,404.74
Totals:
Aggregate
Realized Loss
on Loans
8,067,
1
13.64
7,358,329.57
1,443,359.98
1,389,790.77
8,748,120.34
Prior Realized
Loss Applied to
Certificates
A
0.00
8,067,
1
13.64
0.00
1,443,359.98
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
0.00
0.00
0.00
0.00
0.00
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
0.00
0.00
0.00
0.00
0.00
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
0.00
0.00
0.00
0.00
0.00
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
0.00
(708,784.07)
0.00
(53,569.21)
(762,353.28)
Current
Realized Loss
Applied to
Certificates*
8,067,
1
13.64
7,358,329.57
1,443,359.98
1,389,790.77
8,748,120.34
Recoveries of
Realized
Losses paid
as Cash
0.00
0.00
0.00
0.00
0.00
(Recoveries) /
Loss to
Certificate
Interest
0.00
0.00
0.00
0.00
0.00
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D + E instead of A - C - D + E
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
ADDITIONAL LOAN DE
T
AIL
Rule 15 Ga-1
Repurchase/Replacement
Loan ID
Asset Name
Asset Originator
Ending Balance
Most Recent Appraisal
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Citigroup Commercial Mortgage
T
rust 2014-GC19
Commercial Mortgage Pass-Through Certificates, Series 2014-GC19
October 2024
INVESTOR NOTICE
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each
Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting
Certificateholders for the reasonable expenses of posting such notices.